Corporate transactions (Tables)	12 Months Ended
Dec. 31, 2021
Corporate transactions
Schedule of gain (loss) attaching to corporate transactions

	2021 $m	2020 $m	2019 $m
Loss attaching to corporate transactions as shown separately on the consolidated income statementnote	(35)	(30)	(142)
(Loss) gain arising on reinsurance transaction undertaken by the Hong Kong business	(59)	765	—
Total (loss) gain attaching to corporate transactions from continuing operationsnote B1.1	(94)	735	(142)

Note

The loss attaching to corporate transactions includes $(30) million incurred by Prudential plc during the year (2020: $(20) million) of costs associated with the separation of Jackson. Additionally, the 2021 amount includes $(28) million of payment for the termination of loss of office made to the former chief executive of Jackson as discussed further in note D4. These charges are partially offset by a gain of $23 million on the repurchase by Jackson of a portion of the Group’s retained interest in the company in December 2021, as described further in note D1.2.

Discontinued US operations
Corporate transactions
Summary of results and cash flows for the discontinued operations presented in the condensed consolidated financial statements

(a)Income statement

	2021 $m	2020 $m	2019 $m
Gross premiums earned	14,047	19,026	21,209
Outward reinsurance premiumsnote (i)	(274)	(30,584)	(467)
Earned premiums, net of reinsurance	13,773	(11,558)	20,742
Investment return and other income	32,199	31,321	34,689
Total revenue, net of reinsurance	45,972	19,763	55,431
Benefits and claims, net of reinsurance	(41,350)	(19,617)	(54,734)
Acquisition costs and other expenditure	(2,305)	(906)	(1,429)
Total charge, net of reinsurance	(43,655)	(20,523)	(56,163)
Profit (loss) before tax	2,317	(760)	(732)
Tax (charge) credit	(363)	477	347
Profit (loss) after tax	1,954	(283)	(385)
Remeasurement to fair value on demergernote (iii)	(8,259)	—	—
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive incomenote (ii)	1,278	—	—
Loss for the year	(5,027)	(283)	(385)
Attributable to:
Equity holders of the Company	(4,234)	(340)	(385)
Non-controlling interests	(793)	57	—
Loss for the year	(5,027)	(283)	(385)

Notes

(i)

In 2020, outward reinsurance premiums included $(30.2) billion paid during the period in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd.

(ii)

In accordance with IFRS, as a result of the demerger of Jackson, accumulated balances previously recognised through other comprehensive income relating to financial instruments held by Jackson classified as available-for-sale and historical net investment hedges have been recycled from other comprehensive income to the results of discontinued operations in the consolidated income statement. Total shareholders’ equity is unchanged as a result of this recycling.

(iii)	The loss on remeasurement to fair value on demerger is recognised in accordance with IFRIC 17, 'Distribution of non-cash assets to owners' as described above.

(b)Total comprehensive income

	2021 $m	2020 $m	2019 $m
Loss for the year	(5,027)	(283)	(385)
Other comprehensive (loss) income
Valuation movements in the year on available-for-sale debt securities	(1,053)	(100)	4,023
Related change in amortisation of DAC	80	494	(631)
Related tax	210	(102)	(713)
	(763)	292	2,679
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger	(1,278)	—	—
Other comprehensive (loss) income for the year	(2,041)	292	2,679
Total comprehensive (loss) income for the year	(7,068)	9	2,294
Attributable to:
Equity holders of the Company	(6,283)	(40)	2,294
Non-controlling interests	(785)	49	—
Total comprehensive (loss) income for the year	(7,068)	9	2,294

(c)Cash flows

	2021 $m	2020 $m	2019 $m
Net cash flows from operating activities	(423)	(807)	(1,304)
Net cash flows from investing activities	—	(2)	(5)
Net cash flows from financing activitiesnote (i)	2,329	470	(33)
Cash divested upon demerger	(3,527)	—	—
Net decrease in cash and cash equivalents	(1,621)	(339)	(1,342)
Net cash flows between discontinued and continuing operationsnote (ii)	—	—	(525)
Cash and cash equivalents at 1 Jan	1,621	1,960	3,827
Cash and cash equivalents at 31 Dec	—	1,621	1,960

Notes

(i)	Financing activities largely reflect issuance of debt of $2,350 million in 2021 and the investment by Athene in 2020. No dividends were paid by Jackson during 2020 or in 2021 prior to demerger.
(ii)	The 2019 net cash flows between discontinued and continuing operations of $(525) million represented dividends paid by Jackson to Prudential plc.

Effect on the Group statement of financial position

13 September 2021 $m
Deferred acquisition costs and other intangible assets	14,018
Reinsurers' share of insurance contract liabilities	34,014
Financial investments	293,562
Cash and cash equivalents	3,527
Policyholder liabilities	(316,495)
Net other assets and liabilities	(17,861)
Net assets and liabilities of discontinued US operations at demerger before remeasurement to fair value	10,765
Adjustment for remeasurement of the carrying value of the business to fair value on demerger	(8,259)
Net assets and liabilities of discontinued US operations at demerger after remeasurement to fair value	2,506
Attributable to:
Equity holders of the Company	2,228
Non-controlling interests	278
2,506

Discontinued UK and Europe operations
Corporate transactions
Summary of results and cash flows for the discontinued operations presented in the condensed consolidated financial statements

Total comprehensive income

2019 $m
Total revenue, net of reinsurance	33,212
Total charges, net of reinsurance	(31,118)
Profit before tax	2,094
Re-measurement on demerger	188
Cumulative exchange loss recycled from other comprehensive income	(2,668)
Total loss before tax	(386)
Tax charge credit	(775)
Loss for the year	(1,161)
Other comprehensive income:
Cumulative exchange loss recycled through profit or loss	2,668
Other items, net of related tax	203
Other comprehensive income for the year, net of related tax	2,871

Total comprehensive income for the year	1,710

Cash flows

2019 $m
Cash flows from operating activities	2,375
Cash flows from investing activities	(454)
Cash and cash equivalents divested on demerger	(7,611)
Net cash flows in the year	(5,690)
Net cash flows between discontinued and continuing operations*	(436)
Cash and cash equivalents at beginning of year	6,048
Effect of exchange rate changes on cash and cash equivalents	78
Cash and cash equivalents at end of year	—
*

The net cash flows between discontinued and continuing operations of $(436) million primarily represented dividends of $(4,525) million, offset by payment for the transfer of debt to M&G plc from Prudential plc prior to the demerger of $4,161 million.